LOANS PAYABLE	12 Months Ended
Nov. 30, 2020
Loan Payable [Abstract]
LOANS PAYABLE

16.       LOANS PAYABLE

A summary of loans payable balances and transactions is as follows:

	Related party	Third party	Credit Facility	Bank Loan	Total
	$	$	$	$	$
Balance, November 30, 2018	172,203	12,000	750,000	-	934,203
Advance	-	150,000	-	662,933	812,933
Repayment - cash	(172,203)	(137,000)	-	-	(309,203)

Balance, November 30, 2019	-	25,000	750,000	662,933	1,437,933
Advance	-	-	-	1,535	1,535
Repayment - cash	-	-	(110,707)	(664,468)	(775,175)
Repayment - shares	-	(25,000)	-	-	(25,000)

Balance, November 30, 2020	-	-	639,293	-	639,293

Related party loans

Related party loans consisted of amounts advanced by directors or companies controlled by them. Several of the loans were secured by assets of the Company with due dates ranging from demand loans to periods of one year and interest rates ranging from 0.0% to 8.0% per annum. As at November 30, 2019, all loans have been paid in full. As at November 30, 2020, interest of $nil (2019 - $39,747) remains outstanding and is included in accounts payable and accrued liabilities.

Third party loans

Third party loans included loans secured by assets of the Company with due dates ranging from demand loans to periods of one year and interest rates ranging from 0.0% to 14.4% per annum. As at November 30, 2019, the amount outstanding was due on demand and incurred interest of 14.4% per annum. During the year ended November 30, 2020, the Company issued 6,911 common shares valued at $25,347 to settle the $25,000 loan outstanding resulting in a loss of $348. Interest of $nil (2019 - $2,192) remains outstanding and is included in accounts payable and accrued liabilities.

Credit facility

In fiscal 2016 a $2,500,000 Credit facility was secured by assets of the Company under a general security agreement with a due date of November 30, 2018 and an interest rate of 14.4% per annum. A fee of $60,000 was settled through the issuance of shares during the year ended November 30, 2017. The Company repaid $1,750,000 of principal and $147,945 of interest during the year ended November 30, 2017.

In June 2018, a new lender acquired the remaining $750,000 loan and under new terms, the loan was due on August 20, 2018. The new lender obtained a Limited Power of Attorney over the Company’s 49% interest in Waterproof (“Waterproof POA”). In December 2018, the lender registered a general security agreement over all the Company’s current and future assets.

In November 2019, the new lender signed a Forebearance Agreement which extended the maturity date of the loan to November 30, 2020 and required the Company to make quarterly payments of $250,000 commencing on March 31, 2020 until the principal and interest on the loan have been paid in full. In accordance with the Forebarance Agreement, the Company issued 215,000 treasury shares of the Company as security for the loan which will be transferred to the lender upon any default of the loan. Additionally, the new lender released the Waterproof POA and amended their general security agreement to exclude the Company’s investment in Waterproof. In March 2020, the new lender provided an extension allowing the delay of the quarterly payments to commence June 30, 2020.

During the year ended November 30, 2020, the Company repaid a further $500,000 for this loan of which $110,707 has been applied to the principal and $389,293 has been applied to the outstanding interest. Interest of $7,062 (2019 - $289,282) remains outstanding and is included in accounts payable and accrued liabilities at November 30, 2020.

In February 2021, the new lender agreed to accept the 215,000 treasury shares held as security as full and final payment of the Forbearance Agreement (Note 29).

Bank loan

In May 2019, the Company entered into a revolving note for US$500,000 with City National Bank which bore interest at 2.35% per annum and was secured by a deposit certificate of US$500,000 (Note 4). As at November 30, 2020, the Company had repaid this loan in full.